Share capital and other equity - Ordinary shares (Details) - GBP (£) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Share capital
Gross proceeds	£ 17	£ 144	£ 306
Ordinary shares
Share capital
Authorized share capital granted	£ 605
Number of shares issued	12,093,909	12,048,605		12,048,605
Equity raised	£ 45	£ 84
Percentage of increase in the issued share capital				1.42%
Shares issued in connection with employee share plans	45,000
Par value	£ 1	£ 1	£ 1	£ 1
Number of shares	12,093,909	12,048,605		12,048,605
Interim dividend paid	£ 241	£ 241
Interim dividend per share	£ 2.0	£ 2.0
Final dividend per share	3.0	3.5
Special dividend per share	£ 12.0	£ 7.5
Special dividend paid	£ 1,449	£ 0
Dividends paid	364	422
Special dividend declared	£ 606	£ 904
Special dividend declared per share	£ 5.0	£ 7.5
Minimum | Other securities
Share capital
Required notice term	30 days
Maximum | Other securities
Share capital
Required notice term	60 days